Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

8.	Income Taxes

At December 31, 2013, the Company was a limited liability company. As a limited liability company, all income tax effects of the Company's operations were passed through to its members individually, accordingly, the accompanying financial statements do not include any income tax effects for the Company at or for the year ended December 31, 2013.

The provision for income taxes for the year ended December 31, 2014 consists of current state minimum income taxes.

The provision for income taxes results in effective tax rates which are different than the federal income tax statutory rate. The nature of the differences for the year ended December 31, 2014 were as follows:

Expected federal income tax benefit	$(1,378,928)
State income taxes after credits	(266,684)
Change in valuation allowance	138,579
Permanent tax differences	1,497,622
Other	10,911
Total provision for income taxes	$1,500

The components of the net deferred tax assets and liabilities at December 31, 2014 consisted of the following:

Deferred tax assets
Net operating loss carryforwards	$148,927
Stock-based compensation	4,060
Total deferred tax assets	152,987

Deferred tax liabilities
Depreciation and amortization	(14,408)
Total deferred tax liabilities	(14,408)
Valuation allowance	(138,579)
Net deferred tax assets	$-

At December 31, 2014, the Company has federal and state net operating loss carryforwards (NOLs) of approximately $367,000 and $366,000, respectively, to offset against future income for federal and state tax purposes. These federal and state NOLs can be carried forward for 20 and 15 years, respectively. The federal NOLs begins to expire in 2034, and the state NOLs begins to expire in 2029.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon generation of future taxable income during the periods in which those temporary differences become deductible. Due to the uncertainty of the realizability of the deferred tax assets, management has determined a full valuation allowance is appropriate.